Notes Payable – related parties (Tables)	12 Months Ended
Dec. 31, 2021
Notes Payable Related Parties
Schedule of Notes Payable Related Parties

Notes payable – related parties as of December 31, 2021 and 2020 consist of the following:

	December 31, 2021	December 31, 2020
Notes payable, related party, bearing interest at 9.0%, originated February 20, 2020, due on February 19, 2021, originally $110,405 (i)	-	110,405
Notes payable, related party, bearing interest at 9.0%, originated April 3, 2020, due on March 30, 2021, originally $90,000 (ii)	-	90,000
Note payable bearing interest at 0.0%, originated December 10, 2021, due on demand, originally $100,000 (iii)	-	100,000
Total notes payable – related parties	$-	$300,405
Less: current portion	-	(300,405)
Long-term notes payable – related parties	$-	$-

(i)	On February 20, 2020, the Company’s subsidiary, Alternative Hospitality, Inc. (the “Borrower”), issued a Short-Term Promissory Note (the “Note”) to Pyrros One, LLC (the “Holder”), an entity controlled by a relative of a director of the Company, in the amount of $110,405 that matures on February 19, 2021. The Note shall bear interest at a rate of 9% per annum with interest-only payments in the amount of $825 due on or before the twentieth day of each month commencing on April 20, 2020. The Borrower was required to make an interest and principal reduction payment in the amount of $1,233 on or before March 20, 2020. The Holder is granted a security interest in that certain real property located at 1300 S. Jones Blvd, Las Vegas, NV 89146, which is owned by the Borrower. As of December 31, 2021, the note was paid in full

(ii)	On March 31, 2020, the Company’s subsidiary, Condo Highrise Management, LLC (the “Borrower”), issued a Short-Term Promissory Note (the “Note”) to Pyrros One, LLC (the “Holder”), an entity controlled by a relative of a director of the Company, in the amount of $90,000 that matures on March 30, 2021. The Note shall bear interest at a rate of 9% per annum with interest-only payments in the amount of $675 due on or before the first day of each month commencing on May 1, 2020. The Holder is granted a security interest in that certain real property located at 4295 Hwy 343, Amargosa, NV 89020. which is owned by the Borrower. The transaction closed on April 3, 2020. As of December 31, 2021, the note was paid in full

(iii)	On January 14, 2021, the Company entered into a Debt Conversion and Stock Purchase Agreement (the “Agreement”) with David Dear (the “Investor”), a director of the Company. Under the terms of the Agreement, the Company issued 526,316 shares of common stock to the Investor in satisfaction of the $100,000 short term loan made to the Company by the Investor on December 10, 2020. As of December 31, 2021, the note was paid in full

Schedule of Future Minimum Rental and Lease Commitments

Future minimal rental and lease commitments under non-cancelable operating leases with terms in excess of one year as of December 31, 2021, are as follows:

Amount
Fiscal year ending December 31:
2022	120,000
2023	120,000
2024	120,000
2025	120,000
Thereafter	450,000
Total minimum lease payments	$930,000